Leasehold Improvement and Equipment, Net (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense		$ 19,502	$ 37,247	$ 37,087	$ 40,131
Impairment of leasehold improvements and equipment	$ 55,919				$ 55,919